Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property and Equipment, Net
5.
PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Machinery and equipment	356,946	369,766
EV Chargers	1,845,556	1,877,966
Office and electronic equipment	665,570	770,462
Software	18,764	19,438
Leasehold improvement	782,207	810,301
Constructions in progress	192,436	321,494
Property and Equipment	3,861,479	4,169,427
Less: Accumulated depreciation	(1,889,083)	(2,160,991)
Property and Equipment, net	1,972,396	2,008,436

Depreciation expenses were US$166,540 and US$271,908 for the six months ended June 30, 2025 and 2026, respectively.